Aptus Large Cap Upside ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Basic Materials - 2.1%
Anglogold Ashanti PLC	9,841	$ 780,588
Linde PLC (a)	1,681	804,157
Newmont Corp. (a)	8,790	823,711
		2,408,456

Communications - 12.2%
Alphabet, Inc. - Class A (a)	5,422	1,930,937
Alphabet, Inc. - Class C (a)	5,384	1,920,204
Amazon.com, Inc. (a)(b)	9,182	2,493,648
AT&T, Inc. (a)	49,372	1,147,899
MercadoLibre, Inc. (a)(b)	350	657,283
Meta Platforms, Inc. - Class A (a)	850	473,203
Motorola Solutions, Inc. (a)	2,163	942,527
Netflix, Inc. (a)(b)	9,099	652,489
Palo Alto Networks, Inc. (a)(b)	4,312	1,430,851
Spotify Technology SA (a)(b)	928	463,944
T-Mobile US, Inc. (a)	3,344	577,542
Uber Technologies, Inc. (a)(b)	7,774	546,979
Warner Bros Discovery, Inc. (b)	37,591	988,643
		14,226,149

Consumer, Cyclical - 4.8%
Costco Wholesale Corp. (a)	984	936,660
Dollar General Corp. (a)	7,441	945,379
Las Vegas Sands Corp.	10,583	517,403
Live Nation Entertainment, Inc. (a)(b)	4,226	735,873
Royal Caribbean Cruises Ltd. (a)	1,635	520,420
TJX Cos., Inc. (a)	7,043	1,108,146
Ulta Beauty, Inc. (b)	837	429,239
Walmart, Inc.	3,447	383,306
		5,576,426

Consumer, Non-cyclical - 23.3%
AbbVie, Inc. (a)	5,134	1,288,326
Alnylam Pharmaceuticals, Inc. (a)(b)	2,959	608,134
Altria Group, Inc. (a)	19,474	1,330,658
Automatic Data Processing, Inc. (a)	2,714	723,172
Cardinal Health, Inc. (a)	6,646	1,528,779
Cencora, Inc. (a)	3,174	988,193
Church & Dwight Co., Inc. (a)	9,887	976,934
Coca-Cola Co. (a)	14,088	1,233,968
Colgate-Palmolive Co. (a)	10,291	939,568
CVS Health Corp. (a)	8,286	865,307
Eli Lilly & Co. (a)	1,172	1,346,440
Gilead Sciences, Inc. (a)	4,670	608,081
HCA Healthcare, Inc.	972	391,318
Hershey Co. (a)	5,653	989,558
Johnson & Johnson (a)	7,056	1,808,806
Kroger Co. (a)	12,484	720,826
McKesson Corp. (a)	1,694	1,450,386
Merck & Co., Inc. (a)	4,774	621,575
Monster Beverage Corp. (a)(b)	17,025	1,640,870
PepsiCo, Inc. (a)	7,021	979,851
Philip Morris International, Inc. (a)	6,237	1,190,144
Procter & Gamble Co. (a)	5,076	733,431

Quanta Services, Inc.	779	519,873
Rollins, Inc. (a)	11,548	438,478
Royalty Pharma PLC - Class A	23,863	1,394,315
Sysco Corp. (a)	8,251	703,315
Verisk Analytics, Inc. (a)	3,781	736,728
Zimmer Biomet Holdings, Inc. (a)	5,916	555,690
		27,312,724

Energy - 5.1%
Cheniere Energy, Inc. (a)	4,031	1,062,451
ExxonMobil Holdings Corp. (a)	9,260	1,439,374
Marathon Petroleum Corp. (a)	5,938	1,879,199
Valero Energy Corp.	2,243	701,835
Williams Cos., Inc. (a)	12,020	859,911
		5,942,770

Financial - 13.6%
Arch Capital Group Ltd. (a)(b)	11,346	1,140,613
Arthur J Gallagher & Co. (a)	2,914	726,810
Broadridge Financial Solutions, Inc.	4,572	703,859
Cboe Global Markets, Inc.	5,906	1,832,218
Chubb Ltd. (a)	3,789	1,328,727
CME Group, Inc.	4,953	1,326,364
Hartford Insurance Group, Inc. (a)	6,173	876,010
Marsh & McLennan Cos., Inc. (a)	3,626	687,816
Mastercard, Inc. - Class A (a)	1,416	811,510
Progressive Corp. (a)	4,609	974,435
Travelers Cos., Inc. (a)	3,006	1,125,326
Ventas, Inc. (a)	13,969	1,306,241
Visa, Inc. - Class A (a)	1,730	633,405
W R Berkley Corp. (a)	9,937	720,830
Welltower, Inc. (a)	7,370	1,727,823
		15,921,987

Industrial - 7.2%
Amphenol Corp. - Class A (a)	3,687	592,501
Comfort Systems USA, Inc.	337	582,906
GE Vernova, Inc.	1,041	1,030,892
General Dynamics Corp. (a)	2,219	850,809
Howmet Aerospace, Inc. (a)	3,495	986,499
Lockheed Martin Corp. (a)	1,883	1,097,299
Northrop Grumman Corp. (a)	1,825	990,026
Republic Services, Inc. (a)	4,231	890,837
Vertiv Holdings Co. - Class A	1,885	455,359
Waste Management, Inc. (a)	4,444	1,006,788
		8,483,916

Technology - 22.3%
Apple, Inc. (a)	19,378	5,986,058
Broadcom, Inc. (a)	3,603	1,402,576
Datadog, Inc. - Class A (a)(b)	6,968	1,867,215
Electronic Arts, Inc. (a)	5,351	1,122,961
Leidos Holdings, Inc. (a)	5,411	625,511
Lumentum Holdings, Inc. (b)	684	488,335
Micron Technology, Inc.	2,254	1,855,110
Microsoft Corp. (a)	8,338	3,874,835
NVIDIA Corp. (a)	27,357	5,491,918
Palantir Technologies, Inc. - Class A (b)	4,910	604,225
Seagate Technology Holdings PLC	968	828,734
ServiceNow, Inc. (a)(b)	6,088	677,168
Take-Two Interactive Software, Inc. (a)(b)	2,346	569,890

Veeva Systems, Inc. - Class A (b)	3,427		698,354
			26,092,890

Utilities - 2.4%
American Water Works Co., Inc. (a)	5,062		679,168
Consolidated Edison, Inc. (a)	7,908		860,786
Entergy Corp. (a)	6,002		645,935
PPL Corp. (a)	19,236		677,300
			2,863,189
TOTAL COMMON STOCKS (Cost $98,209,877)			108,828,507

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	2,421,877		2,421,877
TOTAL MONEY MARKET FUNDS (Cost $2,421,877)			2,421,877

TOTAL INVESTMENTS - 95.1% (Cost $100,631,754)			111,250,384
Other Assets in Excess of Liabilities - 4.9%		0.04919	5,755,407
TOTAL NET ASSETS - 100.0%			$ 117,005,791

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2026 was $69,001,559.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Aptus Large Cap Upside ETF
Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
RCXTSOA6 (a)	Goldman Sachs	Receive	EFFR	Termination	09/08/2026		$ 53,162,292	$ 4,718,792
RCXTSOA6 (a)	Goldman Sachs	Receive	EFFR	Termination	05/26/2027		60,522,768	1,055,323
Net Unrealized Appreciation (Depreciation)						0	0	$ 5,774,115

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.
EFFR - Effective Federal Funds Rate was 3.63% as of July 31, 2026.
(a) The Systematic Equity Futures Trend and Dynamic PutWrite Series 1 (“RCXTSOA6” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The Index generally is made up of S&P Index options and futures. As of July 31, 2026, the components of the Index are provided below.

The underlying components of the index as of July 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
E-mini S&P 500 September Index	09/18/2026	7,490	$56,318,688	49.54%
Total Futures Contracts			56,318,688	49.54%
Option Contracts:
S&P 500 Weekly Index P7135	08/03/2026	(105.68)	(18)	0.00%
S&P 500 Weekly Index P7205	08/03/2026	(226.90)	(62)	0.00%
S&P 500 Weekly Index P7210	08/03/2026	(147.50)	(40)	0.00%
S&P 500 Weekly Index P7255	08/03/2026	(422.57)	(168)	0.00%
S&P 500 Weekly Index P7385	08/03/2026	(1189.21)	(3,394)	0.00%
S&P 500 Weekly Index P7480	08/03/2026	(179.90)	(2,978)	0.00%
S&P 500 Weekly Index P7175	08/04/2026	(147.23)	(100)	0.00%
S&P 500 Weekly Index P7185	08/04/2026	(105.74)	(78)	0.00%
S&P 500 Weekly Index P7215	08/04/2026	(230.02)	(213)	0.00%
S&P 500 Weekly Index P7340	08/04/2026	(416.80)	(1,494)	0.00%
S&P 500 Weekly Index P7540	08/04/2026	(179.86)	(9,582)	-0.01%
S&P 500 Weekly Index P7155	08/05/2026	(105.55)	(112)	0.00%
S&P 500 Weekly Index P7190	08/05/2026	(149.26)	(210)	0.00%
S&P 500 Weekly Index P7315	08/05/2026	(226.88)	(1,041)	0.00%
S&P 500 Weekly Index P7500	08/05/2026	(179.28)	(6,629)	-0.01%
S&P 500 Weekly Index P7165	08/06/2026	(107.00)	(200)	0.00%
S&P 500 Weekly Index P7290	08/06/2026	(147.22)	(786)	0.00%
S&P 500 Weekly Index P7480	08/06/2026	(179.81)	(6,219)	-0.01%
S&P 500 Weekly Index P7270	08/07/2026	(105.54)	(668)	0.00%
S&P 500 Weekly Index P7545	08/07/2026	(180.19)	(12,615)	-0.01%
S&P 500 Weekly Index P7575	08/10/2026	(179.26)	(16,668)	-0.01%
S&P 500 Weekly Index P7520	08/11/2026	(178.79)	(11,699)	-0.01%
S&P 500 Weekly Index P7540	08/12/2026	(179.79)	(14,419)	-0.01%
S&P 500 Weekly Index P7570	08/13/2026	(179.48)	(18,006)	-0.02%
S&P 500 Weekly Index P7535	08/14/2026	(179.06)	(15,095)	-0.01%
S&P 500 Weekly Index P7460	08/17/2026	(179.73)	(10,746)	-0.01%
S&P 500 Weekly Index P7440	08/18/2026	(180.76)	(10,262)	-0.01%
S&P 500 Weekly Index P7510	08/19/2026	(181.14)	(15,272)	-0.01%
S&P 500 Weekly Index P7500	08/20/2026	(180.40)	(15,064)	-0.01%
S&P 500 Weekly Index P7410	08/21/2026	(180.70)	(10,368)	-0.01%
S&P 500 Weekly Index P7410	08/24/2026	(181.77)	(11,125)	-0.01%
S&P 500 Weekly Index P7410	08/25/2026	(181.87)	(11,618)	-0.01%
S&P 500 Weekly Index P7430	08/26/2026	(181.98)	(13,108)	-0.01%
S&P 500 Weekly Index P7320	08/27/2026	(181.94)	(9,281)	-0.01%
S&P 500 Weekly Index P7440	08/28/2026	(182.73)	(15,110)	-0.02%
S&P 500 Weekly Index P7490	08/31/2026	(182.09)	(18,750)	-0.02%
Total Options Contracts			(263,198)	-0.23%
Cash
Cash			57,629,570	50.69%
Total Underlying Positions			$113,685,060	100.00%

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Aptus Large Cap Upside ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 108,828,507	$ –	$ –	$ 108,828,507
Money Market Funds	2,421,877	–	–	2,421,877
Total Investments	$ 111,250,384	$ –	$ –	$ 111,250,384

Other Financial Instruments:
Total Return Swaps *	$ –	$ 5,774,115	$ –	$ 5,774,115
Total Other Financial Instruments	$ –	$ 5,774,115	$ –	$ 5,774,115

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.